INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

The following table summarizes the Company's intangible assets, net:

	As of December 31, 2014
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	3,732	(2,073)	1,659
Domain name use right	1,550	(543)	1,007
Revenue sharing agreement	2,549	(1,098)	1,451
Customer relationship	14,855	(4,613)	10,242
Non-compete agreement	686	(176)	510
User base	5,311	(3,757)	1,554
Technology	14,921	(3,954)	10,967
Game	2,108	(629)	1,479
Licenses	2,435	(968)	1,467
Trademark	3,808	(254)	3,554
Total	51,955	(18,065)	33,890

	As of December 31, 2013
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	2,969	(1,056)	1,913
Domain name use right	1,550	(388)	1,162
Revenue sharing agreement	2,559	(533)	2,026
Customer relationship	6,479	(903)	5,576
Non-compete agreement	361	(87)	274
User base	2,509	(1,812)	697
Technology	6,889	(1,121)	5,768
Game	197	(197)	—
Licenses	1,230	(113)	1,117
Total	24,743	(6,210)	18,533

The amortization expense related to intangible assets for the years ended December 31, 2012, 2013 and 2014 was US$983, US$4,735 and US$11,855, respectively.

Computer software is amortized over 5 years in average using straight-line method. Domain name (NQ.com) licensed from third party is amortized over 10 years, the same as the term of the contract, under the straight-line method.

The acquired intangible assets from business combination are recognized and measured at fair value with assistance from independent third-party valuers and are amortized as expenses using the straight-line approach over the estimated economic useful lives as follows:

Estimated weighted average useful life
Revenue sharing agreement	6.0 years
Customer relationships	4.1 years
Non-compete agreement	6.0 years
User base	1.8 years
Technology	6.7 years
Game	2.9 years
Software	1.5 years
Trademark	10.0 years
License	2.8 years

The weighted-average amortization period for total net intangible assets of US$33,890, as of December 31, 2014, will be 4.66 years. As of December 31, 2014, estimated amortization expenses for future periods were expected to be as follows:

Amount
US$
For the year ending
2015	11,398
2016	10,114
2017	6,090
2018	3,281
2019	1,105
2020 and thereafter	1,902
Total	33,890